Consolidated statements of financial position - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Current assets
Cash	$ 425	$ 442	$ 603
Cash equivalents	0	183	250
Trade and other receivables	3,006	3,129	2,988
Inventory	432	380	403
Contract assets	987	832	738
Contract costs	370	350	343
Prepaid expenses	244	217	231
Other current assets	329	122	198
Total current assets	5,793	5,655	5,754
Non-current assets
Contract assets	506	431	383
Contract costs	337	286	275
Property, plant and equipment	24,844	24,029	22,341
Intangible assets	13,205	13,258	11,998
Deferred tax assets	112	144	89
Investments in associates and joint ventures	798	814	852
Other non-current assets	847	757	897
Goodwill	10,658	10,428	8,958
Total non-current assets	51,307	50,147	45,793
Total assets	57,100	55,802	51,547
Current liabilities
Trade payables and other liabilities	3,941	3,875	3,671
Contract liabilities	703	693	645
Interest payable	196	168	156
Dividends payable	691	678	617
Current tax liabilities	253	140	122
Debt due within one year	4,645	5,178	4,887
Total current liabilities	10,429	10,732	10,098
Non-current liabilities
Contract liabilities	196	201	203
Long-term debt	19,760	18,215	16,572
Deferred tax liabilities	3,163	2,870	2,585
Post-employment benefit obligations	1,866	2,108	2,105
Other non-current liabilities	997	1,051	1,068
Total non-current liabilities	25,982	24,445	22,533
Total liabilities	36,411	35,177	32,631
Commitments and contingencies
EQUITY
Contributed surplus	1,170	1,162	1,160
Accumulated other comprehensive income (loss)	90	(17)	46
Deficit	(4,937)	(4,938)	(4,978)
Total equity attributable to BCE shareholders	20,363	20,302	18,602
Non-controlling interest	326	323	314
Total equity	20,689	20,625	18,916
Total liabilities and equity	57,100	55,802	51,547
Preferred shares
EQUITY
Shares	4,004	4,004	4,004
Common shares
EQUITY
Shares	$ 20,036	$ 20,091	$ 18,370